Debt - Schedule of Outstanding Debt Obligations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ABS II Securitization [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Term Range	July 2023 - Mar 2038	Jul 2023 - Mar 2038
Trail Dust Financing [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Term Range	Jan 2024 - Jan 2029	Jan 2024 - Jan 2029
Interest Rate Range	7.30%	7.30%
Citizens RBL [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Term Range	Mar 2026 - Mar 2030
WAB RBL [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Term Range		Jul 2025 - Dec 2026
Interest Rate Range		7.30%
Successor [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt	$ 305,179
Current portion	(45,791)
Total long-term portion	259,388
Successor [Member] | ABS II Securitization [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt	256,787
Successor [Member] | Trail Dust Financing [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt	2,114
Successor [Member] | Citizens RBL [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt	37,000
Successor [Member] | Equipment financing obligations [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt	1,544
Successor [Member] | ABS II Debt premium, net [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt	10,292
Successor [Member] | Citizens RBL Debt issuance costs, net [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt	$ (2,558)
Predecessor [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		$ 270,506
Current portion		(45,363)
Total long-term portion		225,143
Predecessor [Member] | ABS II Securitization [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		266,892
Predecessor [Member] | Trail Dust Financing [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		2,266
Predecessor [Member] | Equipment financing obligations [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		1,831
Predecessor [Member] | WAB RBL [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		3,500
Predecessor [Member] | ABS II Debt issuance costs, net [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		(3,918)
Predecessor [Member] | Trail Dust Debt issuance costs, net [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		(16)
Predecessor [Member] | WAB RBL Debt issuance costs, net [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Total debt		$ (49)
Minimum [Member] | ABS II Securitization [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Interest Rate Range	7.80%	7.80%
Minimum [Member] | Citizens RBL [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Interest Rate Range	7.30%
Maximum [Member] | ABS II Securitization [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Interest Rate Range	8.40%	8.40%
Maximum [Member] | Citizens RBL [Member]
Schedule of Outstanding Debt Obligations [Line Items]
Interest Rate Range	9.30%